Share-based Compensation - Restricted Stock (Details) - Restricted stock - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock options, restricted stock and performance stock options
Shares issued	0	0	0
Unvested restricted stock outstanding (in shares)		35,513	71,025
Weighted average fair value of nonvested restricted stock (in dollars per share)		$ 2.55	$ 2.55
Shares granted	0	0	0
Shares forfeited	0	0	0